INITIAL ADOPTION OF NEW STANDARDS (Details) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Initial Adoption Of New Standards Details
Reclassification of deferred financing costs	$ 856
Adjustment to retained earnings	$ 1,306